Other Income (Tables)	12 Months Ended
Mar. 31, 2024
Other Income [Abstract]
Schedule of Other Income
Other income	For the year ended March 31, 2024	For the year ended March 31, 2023
Fair value gain on warrant liability	—	22,766
Miscellaneous income	3,916	1,501
Liabilities no longer required written back	1,635,651	360,878
	1,639,567	385,145